12. Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Schedule of income tax provision

	2012	2011	2010

Income tax benefit	$109,875	$278,340	$272,000
Stock-based compensation	(103,859)	(238,234)	(244,000)

	6,016	40,106	28,000
Change in future income taxes resulting from enacted tax rate reduction	(29,187)	(19,301)	(3,000)
Change in valuation allowance	23,171	(20,805)	(25,000)

Income tax provision	$–	$–	$–

Schedule of future income tax assets

	2012	2011

Non-capital losses	$315,734	$291,671
Oil and gas interests	–	116,748

	315,734	408,419

Income tax rate	25%	25%

Income tax asset	78,934	102,105
Valuation allowance	(78,934)	(102,105)

	$–	$–

Schedule of non capital losses for income tax purposes
2015	$8,950
2026	35,123
2027	61,618
2028	64,307
2029	55,493
2030	31,583
2031	34,597
2032	24,063
$315,734